Investments in Equity Method Investees (Details) - Schedule of investments in equity method investees - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of investments in equity method investees [Abstract]
The Group’s proportionate share of equity in the net assets of equity investees	$ 5	$ 5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheets